Acquisitions - Pro Forma Adjustments to Net Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	$ (51)	$ (102,917)	$ 3,963	$ (230,779)	$ (179,415)	$ (105,353)
An (increase) in amortization expense related to the fair value of acquired identifiable intangible assets, net of the amortization expense already reflected in actual historical results
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	0	(5,934)	(7,325)	(42,058)	23,600	62,000
A net increase in revenue related to fair value adjustment
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	682	22,542	1,219	31,584	61,900	61,900
A decrease (increase) in expenses related to transaction expenses
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	0	0	14,115	(2,617)	8,700
An decrease (increase) in interest expense related to new debt financing, net of interest expense related to pre-existing debt settled as part of the acquisitions
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	0	(2,652)	(2,640)	97,107	106,000	147,900
A (decrease) in other income - liability classified warrants
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	0	0	0	(1,730)	1,700	9,000
An (increase) in tax provision
Business Acquisition Pro Forma Information [Line Items]
Net income (loss)	$ (156)	$ (3,201)	$ (1,232)	$ (18,877)	$ 34,700	$ 3,300